Cover Page	May 20, 2026
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	May 20, 2026
Entity Registrant Name	Redwire Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39733
Entity Tax Identification Number	88-1818410
Entity Address, Address Line One	1000 Riverside Avenue, Suite 600
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32204
City Area Code	650
Local Phone Number	701-7722
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	RDW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Redwire Corporation (the “Company”) with the U.S. Securities and Exchange Commission on May 20, 2026 (the “Original Form 8-K”). The Original Form 8-K reported the final voting results of the Company’s 2026 Annual Meeting of Shareholders held on May 20, 2026 (the “Annual Meeting”). The sole purpose of this Amendment is to disclose, in accordance with Item 5.07(d) of Form 8-K, the Company’s decision regarding how frequently it will conduct future shareholder advisory votes on the compensation of the Company’s named executive officers. No other changes have been made to the Original Form 8-K.
Entity Central Index Key	0001819810
Former Address
Document Information [Line Items]
Entity Address, Address Line One	8226 Philips Highway, Suite 101
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32256